TAXATION (Schedule of Aggregate Amount and Per Share Effect of Tax Holidays and Preferential Tax Rates) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Tax Holiday [Line Items]
The aggregate amount	$ (756)	$ (3,489)	$ (9,457)
Basic Earnings Per Share [Member]
Income Tax Holiday [Line Items]
Income tax holiday and tax preference rates income tax benefits per share	$ 0.01	$ 0.04	$ 0.11
Diluted Earnings Per Share [Member]
Income Tax Holiday [Line Items]
Income tax holiday and tax preference rates income tax benefits per share	$ 0.01	$ 0.04	$ 0.10